TAXES RECEOVERABLE (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	June 30, 2024	December 31, 2023
VAT recoverable	$2,002	$3,231
GST recoverable	30	20
Income taxes recoverable	3,016	3,329
	$5,048	$6,580